Schedule of computation of basic and diluted income (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Denominator:
Net income attributable to Lucas GC Limited	$ 10,941	¥ 77,668	¥ 36,142	¥ 39,509
Less: Deemed dividend to redeemable preferred shareholders				(568)
Accretion of subsidiary’ redeemable preferred shares to redemption value			(2,906)	(1,325)
Net income attributable to Lucas GC Limited's ordinary shareholders	$ 10,941	¥ 77,668	¥ 33,236	¥ 37,616
Weighted average ordinary shares outstanding - Basic	78,063,300	78,063,300	78,063,300	78,063,300
Weighted average ordinary shares outstanding - Diluted	78,063,300	78,063,300	78,063,300	78,063,300
Income per ordinary share - Basic | (per share)	$ 0.14	¥ 0.99	¥ 0.43	¥ 0.48
Income per ordinary share - Diluted | (per share)	$ 0.14	¥ 0.99	¥ 0.43	¥ 0.48